Commitment and contingencies (Details Narrative)										1 Months Ended
	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Jul. 05, 2022 CNY (¥)	Apr. 20, 2021 USD ($)	Apr. 20, 2021 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jul. 05, 2022 USD ($)	Jul. 05, 2022 CNY (¥)	Apr. 20, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Cost, Direct Labor	$ 5,221,922	¥ 37,064,159			$ 4,931,105	¥ 35,000,000
Payments for Construction in Process	$ 7,171,990	¥ 50,905,352			$ 6,519,991	¥ 46,277,593
Loss contingency, damages sought, value								$ 46,454	¥ 300,000
Loss contingency damages sought interest								24.00%	24.00%
Lease deposit liability								$ 58,855						¥ 380,000
Operating lease, payments			$ 61,638	¥ 429,000
Settlement Agreement [Member]
Related Party Transaction [Line Items]
Related party unpaid purchase amount							¥ 170,000			$ 31,000	¥ 200,000
Remaining unpaid balance										$ 5,000		$ 20,000	¥ 131,850		¥ 30,000